Loans and advances to customers - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule Loans and Advances to Customers [Line Items]
Allowance for expected credit losses	£ 4,084	£ 4,903
Residual value and voluntary terminations
Schedule Loans and Advances to Customers [Line Items]
Allowance for expected credit losses	£ 187	£ 92